Economic Context Where The Group's Operations -Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of additional information [line items]
Increase decrease in GDP percentage	10.10%
Deficit percentage	6.50%
Increase decrease in consumer price index	36.10%
Closing foreign exchange rate	84.145	59.895
International reserves	$ 39,410,000	$ 44,781,000
Argentine Central Bank [member]
Disclosure of additional information [line items]
Currency devaluation percentage	28.80%
Closing foreign exchange rate	84.15	59.90